Furniture, Fixtures and Equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Furniture, Fixtures and Equipment, net
Furniture, Fixtures and Equipment, net
Furniture, fixtures and equipment, net, consisted of the following (in thousands):

	December 31,
	2018	2017
Rental pool equipment	$16,386	$7,711
FF&E under the Ashford Trust ERFP Agreement	16,100	—
FF&E	9,342	7,862
Marine vessels	5,854	—
Leasehold improvements	1,022	804
Computer software	7,132	8,626
Total cost	55,836	25,003
Accumulated depreciation	(7,889)	(3,849)
Furniture, fixtures and equipment, net	$47,947	$21,154

For the years ended December 31, 2018, 2017 and 2016, depreciation expense was $4.0 million, $2.3 million and $1.2 million, respectively. As of December 31, 2018 and 2017, computer software of $0 and $4.7 million, respectively, has not been placed into service and no amortization was recorded related to those assets. Depreciation and amortization expense for the years ended December 31, 2018 and 2017, excludes depreciation expense related to audio visual rental pool equipment of $3.8 million and $411,000, respectively, which is included in cost of revenues for audio visual, and also excludes depreciation expense related to marine vessels of $172,000 for the year ended December 31, 2018, which is included in “other” operating expense.